Thornburg New Mexico Intermediate Municipal Fund

Fund facts. . . as of 3/31/99
Thornburg  New Mexico Intermediate Municipal Fund A Shares
SEC Yield   3.19%
Taxable Equiv. Yields   5.77%
NAV         $13.32
Max. Offering Price     $13.80

Total returns. . . as of 3/31/99
(Annual Average - After Subtracting Maximum Sales Charge)
One Year    4.56%
Five Year   5.63%
Since Inception         6.44%
Inception Date          (6/18/91)

The taxable equivalent yield assumes a 39.6% marginal federal tax rate and an 8.50% marginal New Mexico rate.
The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. Maximum sales charge of the Fund's Class A Shares is 3.50%. The Fund's Class C Shares were converted to Class A Shares on January 31, 1996.
The date quoted represent past performance and may not be construed as a guarantee of future results.

Dear Shareholder,

What a difference six months makes! Last autumn the world's leading economists and investment strategist predicted that the Russian financial crisis, coming on the heels of the Asian financial crisis, would send the world economy into a tailspin. Yields on 30-year U.S. government bonds dropped below 4.75% for the first time in 4 decades. Bond buyers at that time no doubt expected an economic slowdown that would be severe and long lasting. The gloomy experts were wrong. The U.S. economy delivered its strongest economic growth in a generation during the October 1 to April 1 period. Asian economies are gathering momentum, as are many other developing economies around the world. As we write this letter, the experts are trying to decide if better economic growth worldwide will pave the way for more inflation and higher interest rates. As they examine their crystal balls, interest rates are rising. As is often the case, the municipal bond market is reacting slowly to the changing scene. Whatever happens, we believe your laddered maturity municipal bond portfolio is well structured to adapt to changing circumstances and benefit from higher yields, if they should become available. On March 31, 1998 the net asset value per share of Thornburg New Mexico Intermediate Municipal Fund was $13.35. The price increased to $13.45 on September 30 (at the time of the economic slowdown panic), before settling at $13.32 on March 31, 1999, the conclusion of the first half of your fund's fiscal 1999. If you were with us for the entire last six months, you received dividends of 30.4 cents per share. If you reinvested your dividends you received 30.7 cents per share. Your Thornburg New Mexico Intermediate Municipal Fund portfolio currently holds 182 municipal obligations from New Mexico borrowers and borrowers in U.S. Territories. Approximately 87% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturities of the bonds in your portfolio so that some bonds are scheduled to mature at par during each of the coming years. Today, your fund's weighted average maturity is approximately 6.8 years, and we always keep it below 10 years. Percentages of the portfolio maturing in the coming years are summarized below:

     % of portfolio                          Cumulative %
    maturing within                       maturing by end of
     2 years =13%                            year 2 = 13%
   2 to 4 years = 19%                        year 4 = 32%
   4 to 6 years = 18%                        year 6 = 50%
   6 to 8 years = 19%                        year 8 = 69%
  8 to 10 years = 10%                       year 10 = 78%
  10 to 12 years = 6%                       year 12 = 85%
  12 to 14 years = 5%                       year 14 = 90%
  14 to 16 years = 5%                       year 16 = 95%
  16 to 18 years = 4%                       year 18 = 99%
   Over 18 years = 1%


Over the six months your average portfolio maturity has held steady. The passage of time shortened the maturities of the bonds we owned on October 1. We directed portfolio cash flow and new money into the middle of your bond ladder, taking advantage of the plentiful supply and good selection of new municipal bonds coming to market late last year. Today, we are managing the portfolio to keep the average maturity approximately where it is. We will stick with this approach if interest rates remain stable or decrease. If bond yields increase, we will extend the average portfolio maturity. This would permit us to increase our dividend yields if higher yields are available. Any observer must be impressed by the fundamental strength of the broad U.S. economy, as well as that of New Mexico. More people than ever before are working. Wages are firm. But tax receipts are beginning to slow down, and government spending is accelerating. If the current strength of the U.S. economy persists, we expect long maturity interest rates to increase in 1999. The supply of municipal bonds will continue to be plentiful. No politician gets elected as a budget cutter these days. Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity bonds has allowed your fund to consistently perform well in varying interest rate environments. Your fund has earned Morningstar's 4 star overall rating* for risk adjusted performance. We would like to attribute this to capable execution of a sensible investment strategy over time. Thank you for investing in Thornburg New Mexico Intermediate Municipal Fund.

Sincerely,

      Brian J. McMahon              George T. Strickland
      Portfolio Manager             Portfolio Manager

ASSETS

Investments at value (cost $152,746,246)                        $ 159,962,100
Cash                                                                   97,753
Interest receivable                                                 2,546,050
Receivable for fund shares sold                                       154,134
Prepaid expenses and other assets                                       1,571
Total Assets                                                      162,761,608

LIABILITIES

Payable for securities purchased                                    2,853,092
Payable for fund shares redeemed                                       66,091
Accounts payable and accrued expenses                                 139,704
Payable to investment advisor (Note 3)                                 82,862
Dividends payable                                                     234,853
Total Liabilities                                                   3,376,602

NET ASSETS                                                      $ 159,385,006

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share ($159,385,006 applicable to 11,961,989 shares of beneficial interest
outstanding - Note 4)                                           $       13.32

Maximum sales charge, 3.50 % of offering
price (3.63% of net asset value per share)                               0.48
Maximum Offering Price Per Share                                $       13.80

See notes to financial statements.

INVESTMENT INCOME:
Interest income (net of premium amortized
of $211,936)                                              $ 4,343,082

EXPENSES:
Investment advisory fees (Note 3)                             391,264
Administration fees (Note 3)                                   97,816
Service fees (Note 3)                                         185,179
Transfer agent fees                                            38,654
Custodian fees                                                 50,955
Registration and filing fees                                      310
Professional fees                                               7,824
Accounting fees                                                 7,387
Trustee fees                                                      590
Other expenses                                                  8,235

Total Expenses                                                788,214

Less:
Expenses reimbursed by investment advisor (Note 3)            (10,381)

Net Expenses                                                  777,833

Net Investment Income                                       3,565,249

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (Note 5)
Net realized (loss) on investments sold                       (32,423)
Increase (decrease) in unrealized appreciation of investme (1,426,218)

Net Realized and Unrealized
Gain (Loss) on Investments                                 (1,458,641)

Net Increase in Net Assets Resulting
From Operations                                             2,106,608

See notes to financial statements.

                                            Six Months Ended         Year Ended
                                             Mar-31, 1999          Sept-30, 1999

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                       $  3,565,249           $  6,988,422
Net realized (loss) on investments sold         (32,423)               (39,034)
Increase (decrease) in unrealized appreciation
 of investments                              (1,426,218)              1,951,956

Net Increase in Assets Resulting
from Operations                                2,106,608               8,901,344

DIVIDENDS TO SHAREHOLDERS:
From net investment income
 Class A Shares                              (3,565,250)             (6,988,422)

FUND SHARE TRANSACTIONS (Note 4):
 Class A Shares                                7,725,491               5,355,054

Net Increase in Net Assets                     6,266,849               7,267,976

NET ASSETS:
Beginning of period                          153,118,157             145,850,181

End of period                             $  159,385,006          $  153,118,157

See notes to financial statements.

Note 1 - Organization
Thornburg New Mexico Intermediate Municipal Fund (the "Fund"), is a series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing seven classes of shares of beneficial interest in addition to those of the Fund:
Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund and Thornburg Global Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital. The Fund currently offers one class of shares of beneficial interest, Class A shares. On January 31, 1996, all existing Class C shares were converted at net asset value, without the imposition of a deferred sales charge, into Class A shares of an equivalent value. The Fund no longer offers Class B or Class C shares.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the six months ended March 31, 1999 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining the Fund's net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually. General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the six months ended March 31, 1999, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund, depending on the Fund's asset size. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the six months ended March 31, 1999, the Adviser voluntarily reimbursed certain operating expenses amounting to $10,381. The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Fund shares. For the six months ended March 31, 1999, the Distributor earned commissions aggregating $22,476 from the sale of Class A shares. Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Note  4 - Shares of Beneficial Interest
At March 31, 1999 there were an unlimited number of shares of beneficial interest authorized, and capital paid-in aggregated $152,950,985. Transactions in shares of beneficial interest were as follows:

                                   Six Months Ended March 31,1999     Year Ended September 30,1998
Class A Shares                           Shares         Amount           Shares       Amount
Shares sold                            1,166,911    $ 15,634,894       2,157,467   $ 28,797,690
Shares issued to shareholders in
reinvestment of distributions            159,646       2,138,156         316,508      4,224,103
Shares repurchased                      (750,156)    (10,047,559)     (2,073,534)   (27,666,739)

Net Increase                             576,401    $  7,725,491         400,441   $  5,355,054

Note 5 - Securities Transactions
For the six months ended March 31, 1999, the Fund had purchase and sale transactions (excluding short-term securities) of $15,653,616 and $8,280,382 respectively. The cost of investments for Federal Income tax purposes is $152,746,246. At March 31, 1999, net unrealized appreciation of investments was $7,215,834 resulting from $7,294,314 gross unrealized appreciation and $78,480 gross unrealized depreciation. Accumulated net realized losses from securities transactions included in net assets at March 31, 1999 aggregated $749,410. For Federal income tax purposes, the Fund has realized capital loss carryforwards of $688,815 from prior fiscal years available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows: September 30, 2003 - $126,738, September 30, 2004 - $554,899, and September 30, 2006 - $7,178.



                                            Six Months Ended           Year Ended September 30,
                                             March 31, 1999     1998       1997         1996        1995        1994
Class A Shares:
Net asset value, beginning of period           $  13.45      $  13.28    $ 13.09     $  13.12    $  12.72    $  13.36

Income from investment operations:
                Net investment income              0.30          0.62       0.64         0.63        0.60        0.60
                Net realized and unrealized
                gain (loss) on investments        (0.13)         0.17       0.19        (0.03)       0.40       (0.63)

Total from investment operations                   0.17          0.79       0.83         0.60        1.00       (0.03)
Less dividends from:
                Net investment income             (0.30)        (0.62)     (0.64)       (0.63)      (0.60)      (0.60)
                Realized capital gains             0.00          0.00       0.00         0.00        0.00       (0.01)

Change in net asset value                         (0.13)         0.17       0.19        (0.03)       0.40       (0.64)

Net asset value, end of period                 $  13.32      $  13.45   $  13.28     $  13.09    $  13.12    $  12.72

Total return (a)                                   1.31%         6.08%      6.51%        4.68%       8.10%      (0.26)%

Ratios/Supplemental Data
Ratios to average net asset:
Net investment income                              4.56% (b)     4.64%      4.88%        4.81%       4.71%       4.58%
   Expenses, after expense reductions              0.99% (b)     1.00%      1.00%        1.00%       1.00%       0.90%
   Expenses, before expense reductions             1.01% (b)     1.02%      1.05%        1.07%       1.06%       1.04%

Portfolio turnover rate                            5.31%        13.74%     10.06%       10.88%      17.06%       6.87%

Net assets at end of period (000)               $ 159,385    $ 153,118   $ 145,850    $ 131,307   $ 136,742   $ 143,910

(a) Sales loads are not reflected in computing total return.
(b) Annualized.
Note: From September 1, 1994 to September 28, 1995 the Fund issued class B shares, which at the time of their conversion to class A shares on September 28, 1995 represented less than 1% of the Fund's net assets.


Schedule of Investments

Thornburg New Mexico Intermediate Municipal Fund                  March 31, 1999
CUSIPS: Class A - 885-215-301;
NASDAQ Symbol: Class A - THNMX

 Principal                                                                                             Credit Rating*
 Amount        Issuer-Description                                                                       Moody's/S&P       Value

 3,000,000     Alamogordo Hospital Revenue, 5.30% due 1/1/2013 (Gerald Champion                             NR/A-   $   3,051,840
               MemorialHospital Project)
   876,000     Albuquerque Collateralized Mortgage, Municipal Class B-2, 0% due 5/15/2011                 Aaa/AAA         380,972
 1,000,000     Albuquerque Gross Receipt Tax Revenue, 5.375% due 7/1/2001 (Bluewater                       NR/AA+       1,003,220
               ApartmentProject)
    50,000     Albuquerque Gross Receipt Tax Revenue, 6.20% due 7/1/2005                                    A1/AA          54,325
   525,000     Albuquerque Gross Receipts, Prerefunded Adjustment Adjusted Series B, 0%                   Aaa/AAA         462,404
               due7/1/2002
   755,000     Albuquerque Gross Receipts, Unrefunded Balance Adjustment Adjusted Series                  Aaa/AAA         665,404
               B, 0%due 7/1/2002
   625,000     Albuquerque Gross Receipts, Prerefunded Adjustment Adjusted Series B, 0%                   Aaa/AAA         527,519
               due7/1/2003
   895,000     Albuquerque Gross Receipts, Unrefunded Balance Adjustment Adjusted Series                  Aaa/AAA         755,246
               B, 0%due 7/1/2003
   840,000     Albuquerque Gross Receipts, Prerefunded Adjustment Adjusted Series B, 0%                   Aaa/AAA         645,842
               due7/1/2005
 1,195,000     Albuquerque Gross Receipts, Unrefunded Balance Adjustment Adjusted Series                  Aaa/AAA         918,788
               B, 0%due 7/1/2005
   820,000     Albuquerque Gross Receipts, Prerefunded Adjustment Adjusted Series B, 0%                   Aaa/AAA         446,826
               due7/1/2012
 1,180,000     Albuquerque Gross Receipts, Unrefunded Balance Adjustment Adjusted Series                  Aaa/AAA         620,515
               B, 0%due 7/1/2012
 1,585,000     Albuquerque Gross Receipts Tax Revenue, Refunding Series E, 5.00% due                        A1/AA       1,575,189
               7/1/2018
 2,000,000     Albuquerque Hospital Revenue Series A, 5.60% due 8/1/1999 (Insured: MBIA)                  Aaa/AAA       2,015,740
   335,000     Albuquerque Hospital Revenue Series A, 5.80% due 8/1/2000                                  Aaa/AAA         345,264
               (PresbyterianHealthcare Project; Insured: MBIA)
 2,500,000     Albuquerque Hospital Revenue Series A, 6.10% due 8/1/2002 (Insured: MBIA)                  Aaa/AAA       2,670,675
 1,000,000     Albuquerque Hospital Revenue Series A, 6.375% due 5/15/2004 pre-refunded                   Aaa/AAA       1,075,560
               5/15/01@ 102 (St. Joseph Healthcare Systems Project)
   300,000     Albuquerque Hospital Revenue Series A, 6.625% due 5/15/2010 pre-refunded                   Aaa/AAA         324,186
               5/15/01@ 102 (St. Joseph Healthcare Systems Project)
 1,040,000     Albuquerque Hospital Revenue Series B, 6.20% due 8/1/2002 (Insured: MBIA)                  Aaa/AAA       1,047,738
 1,775,000     Albuquerque Hospital Revenue Series B, 6.60% due 8/1/2007 (Insured: MBIA)                  Aaa/AAA       1,794,347
 2,235,000     Albuquerque Industrial Development Revenue, 5.80% due 6/1/2007                               A1/NR       2,335,933
               (UniversalPrinting & Publishing Project; LOC: First Security Bank))
 1,195,000     Albuquerque MFHR Series 1991, 8.50% due 7/1/2021 put 7/1/0 (Beach                            NR/NR       1,221,063
               ApartmentProject)
 2,875,000     Albuquerque MFHR Series 1994, 6.75% due 1/1/2024 put 1/1/04 (Dorado                          NR/NR       2,894,406
               VillageProject)
   290,000     Albuquerque Revenue Refunding Bonds Series 1993, 5.00% due 6/1/2001                        Aaa/AAA         298,700
               (EvangelicalLutheran Good Samaritan Society Project; Insured: FSA)
   305,000     Albuquerque Revenue Refunding Bonds Series 1993, 5.10% due 6/1/2002                        Aaa/AAA         317,447
               (EvangelicalLutheran Good Samaritan Society Project; Insured: FSA)
   170,000     Albuquerque Revenue Refunding Bonds Series 1993, 5.20% due 6/1/2003                        Aaa/AAA         178,949
               (EvangelicalLutheran Good Samaritan Society Project; Insured: FSA)
   380,000     Albuquerque Special Assessment District 219 Series B, 5.75% due 7/1/2002                   NR/BBB+         380,673
               (Waterand Sewer Improvement Project; LOC: Sumitomo Bank)
   630,000     Albuquerque Special Assessment District Series A, 6.45% due 1/1/2015                       NR/BBB+         634,278
               (CottonwoodMall Project; LOC: Sumitomo Bank)
 1,500,000     Albuquerque Water & Sewer Revenue, 7.00% due 7/1/2003                                       Aa3/AA       1,592,085
   600,000     Albuquerque Water & Sewer Revenue, 6.25% due 7/1/2008                                       Aa3/AA         656,088
 1,750,000     Albuquerque Water & Sewer Revenue Series 1990-C, 7.00% due 7/1/2005                         Aa3/AA       1,859,672
               partiallypre-refunded 7/1/00 @ 102
 1,000,000     Albuquerque Water & Sewer System Revenue Refunding Series B, 6.95% due                      Aa3/AA       1,060,790
               7/1/2002
   585,000     Belen Gasoline Tax Revenue Refunding & Improvement, 5.40% due 1/1/2011                       NR/NR         594,571
   685,000     Bernalillo County, 6.50% due 8/1/2004                                                      Aa1/AA+         769,618
 2,300,000     Bernalillo County Multi Family Housing Revenue Series 1988, 5.80% due                       NR/AA-       2,421,394
               11/1/2025put 11/1/06 (Sunchase Apartments Project; Insured: AXA
               Reinsurance Co.)
 4,500,000     Bernalillo County Multi Family Housing Revenue Series 1994-A, 6.50%                         NR/AA-       4,748,220
               due10/1/2019 put 10/1/05 (Village Apartments Project; Insured: AXA
               Reinsurance Co.)
 1,000,000     Bernalillo County Multifamily Revenue, 5.15% due 10/1/2018 (Housing                        Aaa/AAA         995,130
               DesertWillow Apartments Project; Insured: FSA)
   500,000     Bloomfield Gross Reciepts Tax Revenue Series 1992-B, 6.50% due 8/1/2007                     Baa/NR         512,650
   415,000     Cibola County Gross Receipts Tax Revenue, 5.70% due 11/1/2007 (Insured:                    Aaa/AAA         456,629
               AMBAC)
   495,000     Cibola County Gross Receipts Tax Revenue, 5.875% due 11/1/2008 (Insured:                   Aaa/AAA         550,544
               AMBAC)
   555,000     Cibola County Gross Receipts Tax Revenue, 6.00% due 11/1/2010 (Insured:                    Aaa/AAA         625,207
               AMBAC)
 1,000,000     Dona Ana County Gross Receipts Tax, 6.00% due 6/1/2014 (Insured: Asset                       NR/AA       1,097,010
               Guaranty)
 1,500,000     Dona Ana County Gross Receipts Tax Refunding and Improvement Series 1993,                    NR/AA       1,638,360
               5.875%due 6/1/2009 (Insured: Asset Guaranty)
   330,000     Dona Ana County Subordinated Gross Receipts Tax Revenue, 6.125% due                          NR/NR         336,316
               6/1/2003
   260,000     Dona Ana County Subordinated Gross Receipts Tax Revenue, 6.25% due                           NR/NR         265,062
               6/1/2004
 1,600,000     Farmington Pollution Control Revenue, 3.15% due 9/1/2024 put 4/01/99                        P1/A1+       1,600,000
               (LOC:Barclays Bank) (daily demand note)
   750,000     Farmington Utility Systems Refunding Revenue, 5.20% due 5/15/2000                          Aaa/AAA         765,818
               (Insured:FGIC)
   775,000     Gallup Pollution Control Revenue Refunding, 6.20% due 8/15/2003 (Plains                    Aaa/AAA         839,038
               ElectricGeneration Project; Insured: MBIA)
   800,000     Gallup Pollution Control Revenue Refunding, 6.65% due 8/15/2017 (Plains                    Aaa/AAA         853,984
               ElectricGeneration Project; Insured MBIA)
 1,500,000     Gallup Pollution Control Revenue Refunding Series 1992, 6.45% due                          Aaa/AAA       1,620,720
               8/15/2006(Insured: MBIA)
   500,000     Gallup Sales Tax Revenue Sinking Fund Bonds Series 1992-A, 6.75% due                       Aaa/AAA         510,300
               6/1/2006(Insured: MBIA)
 1,000,000     Guam Limited Obligation Highway Series 1992-A, 5.50% due 5/1/1999                          Aaa/AAA       1,002,000
               (Insured: FSA)
   280,000     Hidalgo County Municipal School District of Lordsburg, 6.875% due 7/1/2000                   NR/NR         289,593
   300,000     Hidalgo County Municipal School District of Lordsburg, 6.875% due 7/1/2001                   NR/NR         316,503
   315,000     Hidalgo County Municipal School District of Lordsburg, 6.875% due 7/1/2002                   NR/NR         338,341
   380,000     Las Cruces Gross Receipt Tax Revenue Series 1995, 6.00% due 6/1/2001                          A/NR         397,149
               (SouthCentral Solid Waste Authority Project)
 1,175,000     Las Cruces Gross Receipts Refunding Revenue, 5.45% due 12/1/1999                               A/A       1,192,202
   625,000     Las Cruces Gross Receipts Refunding Revenue, 5.85% due 12/1/2001                               A/A         658,494
 1,500,000     Las Cruces Gross Receipts Refunding Revenue Series 1992, 6.25% due                             A/A       1,620,510
               12/1/2005
   420,000     Las Cruces Joint Utility Refunding and Improvement Revenue, 6.50% due                        A1/NR         461,765
               7/1/2007
   780,000     Las Cruces Joint Utility Refunding and Improvement Revenue, 6.50% due                        A1/NR         857,313
               7/1/2007
 1,160,000     Las Cruces Municipal Sales Tax Revenue Series 1991, 6.50% due 12/1/2006                       A/NR       1,218,800
   195,000     Lordsburg Gross Receipts and Lodgers Tax Revenue, 8.625% due 12/1/2002                       NR/NR         198,247
 1,150,000     Lordsburg Pollution Control Revenue, 6.50% due 4/1/2013 (Phelps Dodge                        A2/A-       1,257,019
               Project)
   445,000     Los Alamos County Incorporated Revenue, Refunding Series A 4, 5.00%                        Aaa/AAA         456,512
               due1/1/2010 (Lutheran Health Systems Project)
   465,000     Los Alamos County Incorporated Revenue, Refunding Series A 4, 5.00% due                    Aaa/AAA         473,096
               1/1/2011(Lutheran Health Systems Project)
   350,000     Los Alamos County Incorporated Utility Series A, 5.80% due 7/1/2006                        Aaa/AAA         382,610
               (Insured:FSA)
 1,000,000     Los Alamos County Incorporated Utility Systems Revenue, Series A, 5.70%                    Aaa/AAA       1,087,930
               due7/1/2005 (Insured: FSA)
 3,445,000     Los Alamos County Utility System Revenue RefundingSeries A, 6.00% due                      Aaa/AAA       3,750,365
               7/1/2008(Insured: FSA)
   350,000     Milan General Obligation Sanitary Sewer Series 1994, 7.00% due 9/1/2013                      NR/NR         384,752
   430,000     New Mexico Educational Assistance Foundation Revenue, 6.05% due 12/1/2000                   Aaa/NR         446,142
   140,000     New Mexico Educational Assistance Foundation Revenue, 5.20% due 12/1/2001                   Aaa/NR         144,929
 1,000,000     New Mexico Educational Assistance Foundation Revenue, 6.20% due 12/1/2001                   Aaa/NR       1,054,310
   670,000     New Mexico Educational Assistance Foundation Revenue, 5.50% due 11/1/2003                     A/NR         705,376
   655,000     New Mexico Educational Assistance Foundation Revenue, 6.45% due 12/1/2004                   Aaa/NR         708,461
   675,000     New Mexico Educational Assistance Foundation Revenue, 6.85% due 12/1/2005                     A/NR         710,235
 1,995,000     New Mexico Educational Assistance Foundation Revenue, 6.65% due 3/1/2007                    Aaa/NR       2,096,147
    20,000     New Mexico Educational Assistance Foundation Student Loan Revenue, 5.40%                     Aa/NR          20,971
               due8/1/2004
 2,870,000     New Mexico Educational Assistance Student Loan, 6.70% due 4/1/2002                         Aaa/AAA       3,060,941
               (Insured:AMBAC)
 2,435,000     New Mexico Educational Assistance Student Loan, 5.00% due 12/1/2002                         Aaa/NR       2,513,797
 1,600,000     New Mexico Educational Assistance Student Loan, 6.50% due 3/1/2004                          Aaa/NR       1,694,816
   140,000     New Mexico Educational Assistance Student Loan Foundation Revenue Series                   Aaa/AAA         143,984
               A,6.55% due 4/1/2000 (Insured: AMBAC)
   610,000     New Mexico Educational Assistance Student Loan Series 2-B, 5.75% due                          A/NR         615,289
               12/1/2008
 1,195,000     New Mexico Equipment Loan Council Hospital Revenue, 7.50% due                                A3/NR       1,310,174
               6/1/2002pre-refunded 6/1/01 (San Juan Regional Medical Center Project)
 1,490,000     New Mexico Equipment Loan Council Hospital Revenue, 7.80% due                                A3/NR       1,642,829
               6/1/2005pre-refunded 6/1/01 (San Juan Regional Medical Center Project)
   575,000     New Mexico Equipment Loan Council Hospital Revenue, 7.80% due                                A3/NR         633,978
               6/1/2006pre-refunded 6/1/01 (San Juan Regional Medical Center Project)
 2,030,000     New Mexico Equipment Loan Council Hospital Revenue, 6.40% due 6/1/2009                     Baa1/A-       2,251,128
               (MemorialMedical Center Project)
   225,000     New Mexico Equipment Loan Council Hospital Revenue, 7.90% due                                A3/NR         248,542
               6/1/2011pre-refunded 6/1/01 (San Juan Regional Medical Center Project)
   700,000     New Mexico Finance Authority Revenue, 4.85% due 6/1/2004 (Insured: FSA)                    Aaa/AAA         729,813
   170,000     New Mexico Finance Authority Revenue, Public Project Revolving Fund Series                 Aaa/AAA         177,356
               A,5.00% due 6/1/2008
   835,000     New Mexico Finance Authority Series A, 5.90% due 6/1/2004 (Insured:                        Aaa/AAA         911,110
               AMBAC)(Unrefunded Balance Public Project)
   500,000     New Mexico Highway Commission Tax Revenue, 5.125% due 6/15/2010                            Aa2/AA+         521,390
   780,000     New Mexico Hospital Equipment Loan, 5.60% due 6/1/2002 (Memorial Medical                   Baa1/A-         813,563
               CenterProject)
   575,000     New Mexico Hospital Equipment Loan, 5.70% due 6/1/2003 (Memorial Medical                   Baa1/A-         606,269
               CenterProject)
   235,000     New Mexico Hospital Equipment Loan, 5.00% due 12/1/2008 (Catholic                           Aa2/AA         243,368
               HealthInitiatives Project)
 1,140,000     New Mexico Hospital Equipment Loan, 5.20% due 12/1/2010 (Catholic                           Aa2/AA       1,185,372
               HealthInitiatives Project)
 2,000,000     New Mexico Hospital Equipment Loan, 5.375% due 6/1/2018 (Memorial Medical                  Baa1/NR       1,942,780
               CenterProject)
 1,050,000     New Mexico MFA MFHR Revenue, 5.20% due 1/1/2019 (Insured: FSA)                             Aaa/AAA       1,038,418
   950,000     New Mexico MFA MFMR Series 1991-C, 6.75% due 7/1/2011 (Collateralized:                      NR/AAA         952,052
               FNMA)
 1,365,000     New Mexico MFA MFMR Series 1991-C, 6.75% due 7/1/2011 (Collateralized:                      NR/AAA       1,367,948
               FNMA)
 1,000,000     New Mexico MFA SFMR, 5.40% due 7/1/2018                                                     NR/AAA       1,014,580
   335,000     New Mexico MFA SFMR Series 1992 A-1, 6.30% due 1/1/2002                                     Aa1/AA         348,052
   900,000     New Mexico MFA SFMR Series 1992 A-1, 6.90% due 7/1/2008                                     NR/AAA         953,442
 2,680,000     New Mexico MFA SFMR Series 1992-1, 6.85% due 7/1/2010                                       Aa1/AA       2,790,121
   729,831     New Mexico MFA SFMR Series A, 0% due 7/1/2015                                                Aa/AA         138,785
   330,000     New Mexico MFA SFMR Series A-1, 6.05% due 1/1/2000                                          Aa1/AA         333,812
   305,000     New Mexico MFA SFMR Series A-1, 6.05% due 7/1/2000                                          Aa1/AA         310,822
   200,000     New Mexico MFA SFMR Series A-2, 6.20% due 1/1/2001                                          Aa1/AA         204,574
 1,000,000     New Mexico MFA SFMR Series A-3, 5.25% due 7/1/2017                                          NR/AAA       1,015,520
   125,000     New Mexico MFA SFMR Series B-2, 5.80% due 1/1/2009                                          NR/AAA         129,700
    55,000     New Mexico MFA SFMR Series C, 7.80% due 7/1/1999 (Insured: FGIC)                           Aaa/AAA          55,254
   360,000     New Mexico MFA SFMR Series F-2, 5.60% due 7/1/2017 (Collateralized: FNMA)                   NR/AAA         371,297
   130,000     New Mexico MFA SFMR Series G-2, 4.85% due 1/1/2007                                          NR/AAA         130,993
   210,000     New Mexico MFA SFMR Series G-2, 4.875% due 7/1/2008                                         NR/AAA         211,697
   170,000     New Mexico MFA SFMR Series H, 5.45% due 1/1/2006 (Collateralized:                           NR/AAA         177,368
               FNMA/GNMA)
   175,000     New Mexico MFA SFMR Series H, 5.45% due 7/1/2006 (Collateralized:                           NR/AAA         183,059
               FNMA/GNMA)
   100,000     New Mexico MFA SFMR Series PG-B-2, 5.80% due 7/1/2009                                       NR/AAA         105,036
   390,000     New Mexico State University Revenues, 5.85% due 4/1/1999                                     A1/AA         390,000
   380,000     New Mexico State University Revenues, 5.85% due 4/1/2000                                     A1/AA         389,492
   335,000     New Mexico State University Revenues, 5.85% due 4/1/2001                                     A1/AA         349,090
   300,000     New Mexico State University Revenues, 5.40% due 4/1/2011                                     A1/AA         311,454
    55,000     New Mexico Student Loan Revenue, 5.55% due 12/1/2001                                          A/NR          56,599
 2,000,000     Puerto Rico Building Authority Revenue, 6.10% due 7/1/2000                                  Baa1/A       2,067,160
 2,000,000     Puerto Rico Electric Power Authority Power Refunding Series F, 5.25%                       Aaa/AAA       2,143,920
               due7/1/2010 (Insured: MBIA) (when issued)
 1,500,000     Puerto Rico Electric Power Revenue Refunding Series 1992-Q, 5.70% due                    Baa1/BBB+       1,542,870
               7/1/2000
   750,000     Puerto Rico Public Improvement General Obligation, 6.60% due                                NR/AAA         827,903
               7/1/2004pre-refunded 7/1/02 @ 101.5
   150,000     Rio Grande Natural Gas Association Natural Gas System Revenue, 5.00%                     Baa1/BBB+         152,408
               due7/1/2000
   375,000     Rio Rancho Gross Receipts Tax Revenue Series 1995-A, 5.50% due                             Aaa/AAA         387,791
               12/1/2000(Insured: FSA)
   440,000     Rio Rancho Gross Receipts Tax Revenue Series 1995-A, 5.50% due                             Aaa/AAA         469,361
               12/1/2003(Insured: FSA)
   500,000     Rio Rancho Water and Wastewater System, 8.00% due 5/15/2002 (Insured: FSA)                 Aaa/AAA         560,305
 1,000,000     Rio Rancho Water and Wastewater System, 6.50% due 5/15/2006 (Insured: FSA)                 Aaa/AAA       1,139,600
 1,000,000     San Juan County Central Consolidated School District 22, 5.625% due                        Aaa/AAA       1,060,130
               8/15/2002(Insured: FSA)
 1,000,000     San Juan Gross Receipts Gas Tax Refunding Revenue Series B, 7.00% due                         A/NR       1,158,560
               9/15/2009 pre-refunded 9/15/04 @ 101
   115,000     Sandoval County Gross Receipts Tax Refunding Revenue Series 1992, 7.00%                    Baa1/NR         128,977
               due11/1/2007
   125,000     Sandoval County Gross Receipts Tax Refunding Revenue Series 1992, 7.00%                    Baa1/NR         140,193
               due11/1/2008
   135,000     Sandoval County Gross Receipts Tax Refunding Revenue Series 1992, 7.00%                    Baa1/NR         151,408
               due11/1/2009
   145,000     Sandoval County Gross Receipts Tax Refunding Revenue Series 1992, 7.00%                    Baa1/NR         162,623
               due11/1/2010
   400,000     Sandoval County Landfill Revenue, 5.70% due 7/15/2013                                        NR/NR         405,020
   340,000     Santa Fe County Office and Training Facilities Project Revenue Series                       Aaa/NR         379,386
               1990,9.00% due 7/1/2001
   356,000     Santa Fe County Office and Training Facilities Project Revenue Series                       Aaa/NR         404,569
               1990,9.00% due 1/1/2002
   372,000     Santa Fe County Office and Training Facilities Project Revenue Series                       Aaa/NR         431,323
               1990,9.00% due 7/1/2002
   406,000     Santa Fe County Office and Training Facilities Project Revenue Series                       Aaa/NR         487,565
               1990,9.00% due 7/1/2003
   443,000     Santa Fe County Office and Training Facilities Project Revenue Series                       Aaa/NR         548,093
               1990,9.00% due 7/1/2004
   626,000     Santa Fe County Office and Training Facilities Project Revenue Series                       Aaa/NR         838,602
               1990,9.00% due 1/1/2008
 1,000,000     Santa Fe County Project Revenue Series A, 5.50% due 5/15/2015 (El                            NR/NR         985,230
               CastilloRetirement Project)
   170,000     Santa Fe Educational Facilities Revenue, 4.75% due 3/1/2004 (St. Johns                     NR/BBB-         170,882
               CollegeProject) (ETM)
   100,000     Santa Fe Educational Facilities Revenue, 4.85% due 3/1/2005 (St. Johns                     NR/BBB-         100,558
               CollegeProject) (ETM)
   190,000     Santa Fe Educational Facilities Revenue, 5.00% due 3/1/2006 (St. Johns                     NR/BBB-         191,762
               CollegeProject) (ETM)
   200,000     Santa Fe Educational Facilities Revenue, 5.00% due 3/1/2007 (St. Johns                     NR/BBB-         200,770
               CollegeProject) (ETM)
   210,000     Santa Fe Educational Facilities Revenue, 5.10% due 3/1/2008 (St. Johns                     NR/BBB-         210,886
               CollegeProject) (ETM)
 1,215,000     Santa Fe Educational Facilities Revenue, 5.40% due 3/1/2017 (ETM)                          NR/BBB-       1,206,677
 2,105,000     Santa Fe Gross Receipts Tax Refunding & Improvement Series A, 6.00% due                    Aaa/AAA       2,305,796
               6/1/2004(Insured: AMBAC)
 1,150,000     Santa Fe Gross Receipts Tax Refunding & Improvement Series A, 5.50% due                    Aaa/AAA       1,245,323
               6/1/2006(Insured: AMBAC)
   225,000     Santa Fe Housing Development Corporation Multi Family Revenue Refunding                       A/NR         233,179
               Series1993-A, 5.50% due 2/1/2004 (Villa Camino Consuelo Project)
 1,900,000     Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2002 (Insured:                      Aaa/AAA       1,675,059
               FGIC)
 1,945,000     Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2003 (Insured:                      Aaa/AAA       1,632,516
               FGIC)
 1,945,000     Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2004 (Insured:                      Aaa/AAA       1,519,142
               FGIC)
 1,895,000     Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2005 (Insured:                      Aaa/AAA       1,375,941
               FGIC)
   500,000     Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2006 (Insured:                      Aaa/AAA         337,505
               FGIC)
 1,945,000     Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2011 (Insured:                      Aaa/AAA         907,245
               FGIC)
 1,000,000     Santa Fe Industrial Revenue Housing Refunding, 7.25% due 12/1/2005 (Ponce                    NR/NR       1,053,180
               deLeon Project; Guaranteed: Health Care REIT)
   200,000     Santa Fe New Mexico Revenue, Capital Appreciation Improvement, 0% due                      Aaa/AAA         108,240
               7/1/2009(Insured: FGIC)
   370,000     Santa Fe Refuse Disposal Systems Improvement Net Revenue Series 1996-B,                      A3/NR         391,934
               5.50%due 6/1/2004
   325,000     Santa Fe Refuse Disposal Systems Revenue, 5.50% due 6/1/2003                                 A3/NR         342,118
   460,000     Santa Fe SFMR, 5.25% due 11/1/2005 (Collateralized: FNMA/GNMA)                              Aaa/NR         469,467
   250,000     Santa Fe SFMR, 5.60% due 11/1/2010 (Collateralized: FNMA/GNMA)                              Aaa/NR         261,300
   335,000     Santa Fe SFMR, 6.10% due 11/1/2011                                                          Aaa/NR         356,597
   400,000     Santa Fe SFMR, 6.20% due 11/1/2016 (Collateralized: FNMA/GNMA)                              Aaa/NR         425,828
   359,663     Santa Fe SFMR Series 1991, 8.45% due 12/1/2011 (Insured: FGIC)                              Aaa/NR         383,012
   250,000     Santa Fe Solid Waste Management Agency Facility Revenue, 5.90% due                           NR/NR         270,015
               6/1/2005
   875,000     Santa Fe Solid Waste Management Facilities Revenue, 6.10% due 6/1/2007                       NR/NR         962,824
 1,710,000     Santa Fe Utility Revenue, Refunding Series A, 8.00% due 6/1/2006                           Aaa/AAA       2,104,839
               (Insured:AMBAC)
   195,000     Santa Rosa Consolidated School District 8 Guadalupe & San Miguel Counties                  Baa3/NR         202,874
               GOSeries 1991, 7.00% due 8/1/2003
   210,000     Santa Rosa Consolidated School District 8 Guadalupe & San Miguel Counties                  Baa3/NR         218,480
               GOSeries 1991, 7.00% due 8/1/2004
   285,000     Socorro Health Facility Refunding Revenue, 6.00% due 5/1/2008                              Aaa/AAA         313,694
               (EvangelicalLutheran Good Samaritan Project; Insured: AMBAC)
 1,150,000     Taos County Local Hospital Gross Receipts Tax Revenue Series 1992, 6.125%                    NR/AA       1,191,653
               due12/1/2001 (Insured: Asset Guaranty)
   245,000     Torrance County Environmental Revenue Series 1992, 6.875% due 6/1/2003                       NR/NR         250,875
   500,000     U.S. Virgin Islands Public Finance Authority, 7.70% due 10/1/2004                           NR/AAA         521,145
               pre-refunded10/01/99 @ 102
 1,000,000     U.S. Virgin Islands Public Finance Authority Revenue Refunding Series A,                    NR/AAA       1,079,720
               6.90%due 10/1/2001
   330,000     U.S. Virgin Islands Public Finance Authority Series 1992-A, 7.00% due                       NR/AAA         365,673
               10/1/2002
   990,000     U.S. Virgin Islands Special Tax General Obligation Series 1991, 7.75%                        NR/NR       1,082,496
               due10/1/2006 pre-refunded 10/01/01 @ 102 (Hugo Insurance Claims Fund
               Project)
 2,760,000     U.S. Virgin Islands Water & Power Authority Series A, 7.40% due                              NR/NR       3,002,576
               7/1/2011pre-refunded 7/01/01
   100,000     University of New Mexico Higher Educational Revenue, 7.50% due 6/1/2000                     Aaa/AA         102,712
 1,105,000     Villa Hermosa Multi Family Housing Revenue, 5.85% due                                       NR/AAA       1,165,874
               11/20/2016(Collateralized: GNMA)
 1,385,000     Western New Mexico University System Revenue Series 1995, 7.75% due                        Baa2/NR       1,631,045
               6/15/2019pre-refunded 6/15/04


               TOTAL INVESTMENTS (Cost $  152,746,246)                                                             $  159,962,100

See notes to financial statements.
* Credit ratings are unaudited


Investment Manager
Thornburg Management Company, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
(800) 847-0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
(800) 847-0200